STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2017	Mar. 07, 2012	Jun. 19, 2017	Apr. 19, 2017	Mar. 31, 2017	May 18, 2015	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Common stock for common stock payable, Value									$ 307,978	$ 2,935,000	$ (3,064,332)
Debt conversion converted amount											(156,283)
Gain (loss) on extinguishment of debt									$ 475,587		$ 207,803	$ (1,365,521)
Number of options											2,000,000	2,000,000	2,000,000
Stock options exercisable											$ 0.35	$ 0.35	$ 0.35
Cancellation Of Common Stock												40,000
Increase addition paid in capital												$ 39
Warrants converted to promissory note				233,000,000
Three Director [Member]
Forgiveness of debt						$ 2,212,721
Stock Option [Member]
Number of options		2,000,000
Stock options exercisable		$ 0.35
Maturity period		10 years
Authorized Shares [Member]
Common stock, Authorized					3,000,000,000
Increase authorized common share amandement					5,000,000,000
Preferred Stock [Member]
Extinguishment of derivative liabilities			$ 4,571
Extinguishment of debt			$ 137,500
Stock Issuances [Member]
Common stock shares issued											807,184,154	123,283,700
Gain (loss) on extinguishment of debt												$ 438,571
Preferred Shares conversion												1,000,000
Preferred Shares conversion value												$ 1,000,000
Accrued dividends												$ 410,685
Accrued dividends Conversion shares												123,283,700
Conversion price per shares												$ 0.01
Common stock, value												$ 1,849,256
Price per share												$ 0.015
Stock Issuances [Member] | Accounts Payable [Member]
Common stock shares issued											4,298,245
Debt conversion converted amount											$ 98,535
Stock Issuances [Member] | Derivative liabilities [Member]
Common stock shares issued											2,082,190
Debt conversion converted amount											$ 416
Stock Issuances [Member] | Accrued expenses [Member]
Common stock shares issued											28,625,000
Debt conversion converted amount											$ 5,725
Warrants [Member]
Number of options							50,562,321		50,562,321		395,261,211	11,512,170	564,000
Stock options exercisable							$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.25
Common stock purchase												10,000
Anti-dilution provisions											220,644,681	3,289,192
Common stock reserved												395,261,211
Stock Option [Member]
Number of options		2,000,000
Stock options exercisable		$ 0.35
Common Stock Payable [Member]
Common stock shares issued											236,784,319
Debt conversion converted amount											$ 3,064,332
Gain (loss) on extinguishment of debt												$ 975,000
Common stock subscriptions payable											307,978	2,925,000	$ 3,395,483
Conversion of related party notes payable												1,950,000
Conversion of accrued expenses												291,668
Conversion of cash											49,741	75,000
Conversion to Private placement												$ 13,815
Stock Payable increses services											$ 17,086
Common Class B [Member]
Common stock shares issued	1,500,000,000
Common stock, value	$ 150,000
Class A Common Stock
Common stock shares issued											39,394,400
Debt conversion converted amount											$ 76,369
Shares valued [Member]
Common stock shares issued											489,000,000
Debt conversion converted amount											$ 184,909
Stock Issuances [Member] | Interest Expense [Member]
Common stock shares issued											7,000,000
Debt conversion converted amount											$ 34,300
Class A Common Stock
Common stock, Authorized							3,000,000,000		3,000,000,000		3,000,000,000	3,000,000,000
Common stock, voting rights, Description					Class A Shares, having one vote per share
Common stock, value							$ 1,474,264		$ 1,474,264		$ 987,617	$ 180,434
Class A Common Stock | Convertible Notes Payable [Member]
Common stock reserved							1,207,449,384		1,207,449,384
Class A Common Stock | Warrants [Member]
Common stock reserved							50,562,321		50,562,321
Class A Common Stock | Stock Issuances [Member]
Common stock shares issued									486,646,910
Class A Common Stock | Stock Issuances [Member] | Common Stock Payable [Member]
Common stock shares issued									62,846,918
Common stock for common stock payable, Value									$ 307,978
Class A Common Stock | Stock Issuances [Member] | Convertible Notes Payable [Member]
Common stock shares issued									16,000,000
Common stock shares issued upon conversion of debt, value									$ 124,800
Extinguishment of accrued interest									119,365
Gain (loss) on extinguishment of debt									114,565
Extinguishment of debt									$ 120,000
Class A Common Stock | Stock Issuances [Member] | Services [Member]
Common stock shares issued									29,250,000
Common stock issued for services, value									$ 337,125
Class A Common Stock | Stock Issuances [Member] | Accrued expenses [Member]
Common stock shares issued									440,000
Common stock shares issued upon conversion of debt, value									$ 4,400
Debt conversion converted amount									44,000
Gain (loss) on extinguishment of debt									$ 39,600
Class A Common Stock | Stock Issuances [Member] | Warrants [Member]
Common stock shares issued									353,359,992
Extinguishment of derivative liabilities									$ 1,906,006
Class A Common Stock | Stock Issuances [Member] | Preferred Stock [Member]
Common stock shares issued									24,750,000
Common stock shares issued upon conversion of debt, value									$ 200,476
Convertible preferred stock coverted, Value									137,500
Extinguishment of accrued interest									359,957
Extinguishment of derivative liabilities									5,614
Gain (loss) on extinguishment of debt									$ 302,595
Common Class B [Member]
Common stock, Authorized							2,000,000,000		2,000,000,000		2,000,000,000	2,000,000,000
Common stock, voting rights, Description					Class B Shares, with 10 votes per share
Common stock, value							$ 1,500,000		$ 1,500,000		$ 1,500,000